Fair value of financial instruments (Details) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial assets measured at fair value
Investment portfolio	$ 18,088	$ 18,445
Derivative financial assets	7,866	0
Financial assets not measured at fair value
Cash and cash equivalents	69,208	12,119	$ 10,417
Current (terms of one year or less)	65,397	54,978
Non-Current (terms exceeding one year)	248	1,135
Other receivables	3,065	1,448
Financial liabilities measured at fair value
Derivative financial liabilities	12,688	0
Financial liabilities not measured at fair value
Accounts payable and accruals	20,783	7,843
Credit facilities	44,983	37,644
Debentures	39,794	40,658
Convertible debentures	0	8,751
Level 1 [Member]
Financial assets measured at fair value
Investment portfolio	1,785
Financial assets not measured at fair value
Cash and cash equivalents	69,208	12,119
Level 2 [Member]
Financial assets measured at fair value
Investment portfolio		154
Financial assets not measured at fair value
Current (terms of one year or less)	65,397	54,978
Other receivables	2,112
Financial liabilities measured at fair value
Derivative financial liabilities	12,688
Financial liabilities not measured at fair value
Accounts payable and accruals	20,783	7,843
Credit facilities	44,983	37,644
Debentures	39,794	40,658
Convertible debentures		8,751
Level 3 [Member]
Financial assets measured at fair value
Investment portfolio	16,303	18,291
Derivative financial assets	7,866
Financial assets not measured at fair value
Non-Current (terms exceeding one year)	232	1,064
Total Fair Value [Member]
Financial assets measured at fair value
Investment portfolio	18,088	18,445
Derivative financial assets	7,866
Financial assets not measured at fair value
Cash and cash equivalents	69,208	12,119
Current (terms of one year or less)	65,397	54,978
Non-Current (terms exceeding one year)	232	1,064
Other receivables	2,112
Financial liabilities measured at fair value
Derivative financial liabilities	12,688
Financial liabilities not measured at fair value
Accounts payable and accruals	20,783	7,843
Credit facilities	44,983	37,644
Debentures	39,794	40,658
Convertible debentures		8,751
Mandatorily at FVTPL [Member]
Financial assets measured at fair value
Investment portfolio	18,088	18,445
Derivative financial assets	7,866
Total financial assets measured at fair value	25,954	18,445
Financial liabilities measured at fair value
Derivative financial liabilities	12,688
Total Financial liabilities measured at fair value	12,688
Financial asset at amortized cost [Member]
Financial assets not measured at fair value
Cash and cash equivalents	69,208	12,119
Current (terms of one year or less)	65,397	54,978
Non-Current (terms exceeding one year)	248	1,135
Other receivables	2,112
Total financial assets not measured at fair value	136,965	68,232
Other Financial Liabilities [Member]
Financial liabilities not measured at fair value
Accounts payable and accruals	20,783	7,843
Credit facilities	44,983	37,644
Debentures	39,794	40,658
Convertible debentures		8,751
Total Financial liabilities not measured at fair value	105,560	94,896
Total Carrying Value [Member]
Financial assets measured at fair value
Investment portfolio	18,088	18,445
Derivative financial assets	7,866
Total financial assets measured at fair value	25,954	18,445
Financial assets not measured at fair value
Cash and cash equivalents	69,208	12,119
Current (terms of one year or less)	65,397	54,978
Non-Current (terms exceeding one year)	248	1,135
Other receivables	2,112
Total financial assets not measured at fair value	136,965	68,232
Financial liabilities measured at fair value
Derivative financial liabilities	12,688
Total Financial liabilities measured at fair value	12,688
Financial liabilities not measured at fair value
Accounts payable and accruals	20,783	7,843
Credit facilities	44,983	37,644
Debentures	39,794	40,658
Convertible debentures		8,751
Total Financial liabilities not measured at fair value	$ 105,560	$ 94,896